SEGMENTS	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure

<>NOTE 14 – Segments: <><><

Teva has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in the women's health, oncology and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with P&G, which combines Teva's production capabilities and market reach with P&G's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in Note 1 to the annual consolidated financial statements included in Teva's Annual Report on Form 20-F for the year ended December 31, 2015.

Segment profit consists of gross profit, less S&M and R&D expenses related to the segment. Segment profit does not include G&A expenses, amortization and certain other items.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by reportable segment, and therefore Teva does not report asset information by reportable segment.

Teva's chief executive officer reviews the Company's strategy and organizational structure on a continuing basis. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment.

Segment information

The following tables present profit by segments and a reconciliation of Teva's segment profit to Teva's consolidated income before income taxes, for the six months ended June 30, 2016 and 2015:

	Generics		Specialty
	Three months ended June 30,		Three months ended June 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,294	$2,466	$2,271	$2,090
Gross profit	1,072	1,198	1,978	1,808
R&D expenses	125	134	245	220
S&M expenses	333	335	478	457
Segment profit	$614	$729	$1,255	$1,131

	Generics		Specialty
	Six months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

	U.S.$ in millions		U.S.$ in millions

Revenues	$4,464	$5,087	$4,423	$4,046
Gross profit	2,071	2,482	3,849	3,486
R&D expenses	261	245	474	435
S&M expenses	612	709	935	943
Segment profit	$1,198	$1,528	$2,440	$2,108

	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S.$ in millions

Generic medicines profit	$614	$729	$1,198	$1,528
Specialty medicines profit	1,255	1,131	2,440	2,108
Total segment profit	1,869	1,860	3,638	3,636
Profit of other activities	13	56	64	106
Total profit	1,882	1,916	3,702	3,742
Amounts not allocated to segments:
Amortization	193	214	382	434
General and administrative expenses	311	325	615	632
Impairments, restructuring and others	712	285	831	584
Legal settlements and loss contingencies	166	384	141	611
Other unallocated amounts	139	46	207	70

Consolidated operating income	361	662	1,526	1,411
Financial expenses - net	105	41	403	233
Consolidated income before income taxes	$256	$621	$1,123	$1,178

Segment revenues by geographic area:
	Three months ended		Six months ended
	June 30,		June 30,

	2016	2015	2016	2015

	U.S.$ in millions
Generic Medicines
United States	$892	$1,326	$1,868	$2,765
Europe*	660	665	1,331	1,345
Rest of the World	742	475	1,265	977
Total Generic Medicines	2,294	2,466	4,464	5,087
Specialty Medicines
United States	1,772	1,622	3,449	3,101
Europe*	414	378	808	783
Rest of the World	85	90	166	162
Total Specialty Medicines	2,271	2,090	4,423	4,046
Other Revenues
United States	3	4	7	7
Europe*	165	157	335	339
Rest of the World	305	249	619	469
Total Other Revenues	473	410	961	815
Total Revenues	$5,038	$4,966	$9,848	$9,948

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Net revenues from specialty medicines:
	Three months ended		Six months ended
	June 30,		June 30,
	2016	2015	2016	2015

	U.S. $ in millions

CNS	$1,415	$1,353	$2,738	$2,573
Copaxone®	1,141	1,054	2,147	1,978
Azilect®	108	105	221	212
Nuvigil®	51	91	154	176
Respiratory	313	253	679	518
ProAir®	135	128	308	252
QVAR®	116	83	250	181
Oncology	334	293	602	557
Treanda® and Bendeka™	207	179	362	336
Women's health	117	110	227	239
Other Specialty	92	81	177	159
Total Specialty Medicines	$2,271	$2,090	$4,423	$4,046

A significant portion of Teva's revenues, and a higher proportion of the profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's specialty medicines are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer have patent exclusivity on these products, and subject to regulatory approval, generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular specialty medicine in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, Teva relies heavily on sales of Copaxone®, its leading specialty medicine. A key element of Teva's business strategy for Copaxone® is maintaining patients on the three-times-a-week 40 mg/mL version introduced in 2014, and protecting its patents for the 40 mg/mL version.  Any substantial reduction in the number of patients taking Copaxone®, whether due to increased use of oral medicines or other competing products, including competing 20 mg/mL generic products (with one generic version introduced in the U.S. in 2015 and one approved in Europe in 2016), would likely have a material adverse effect on Teva's financial results and cash flow.

Copaxone® 40 mg/mL is protected by three U.S. Orange Book patents that expire in 2030, which are being challenged in paragraph IV litigation and in patent office inter parties review proceedings in the United States, and a fourth U.S. Orange Book patent expiring in 2030 that was issued in October 2015.  This fourth patent is also being challenged in paragraph IV litigation, and it is the subject of a pending petition for post grant review at the patent office. A hearing was held in the inter parties review proceedings on May 12, 2016 and decisions are expected for two of the patents no later than August 25, 2016, and the decision for the third patent is expected no later than September 1, 2016.  The decision on whether the patent office will institute a post grant review of the fourth patent is expected no later than August 24, 2016.  The product is also protected by one European patent expiring in 2030, the validity of which was confirmed by the European Patent Office in December 2015, which rejected all invalidity claims.

For the six months ended June 30, 2016, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and Copaxone® 40 mg/mL products, amounted to $1.8 billion (approximately 33% of U.S. revenues) and Copaxone® revenues outside the United States amounted to $371 million (approximately 8% of non-U.S. revenues).

The profit of the multiple sclerosis franchise, which is comprised of Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis), was $1.7 billion for the six months ended June 30, 2016, compared to $1.5 billion for the six months ended June 30, 2015. The profit of the multiple sclerosis franchise is comprised of Copaxone® revenues and cost of goods sold as well as S&M and R&D expenses related to the MS franchise. It does not include G&A expenses, amortization and non-recurring items. The profit of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 80.7% for the six months ended June 30, 2016 and 75.6% for the six months ended June 30, 2015.